Related Party Transactions (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transactions (Textual) [Abstract]
Non-cancelable lease agreements	$ 385	$ 436	$ 431
Purchase of land and building from AGR	1,400	0	0
Providers cost reimbursed	4,913	5,421	3,368
Amount of Provider's cost received	72	41	24
Shares of PTL owned by Penske	41.10%
Shares of PTL owned by General Electric Capital Corporation	49.90%
Amount paid for assistance and other services		592	1,217
Expenses due to third party vendors		309	863
Annual fees paid to PTL for disaster recovery service	70
Payment for service by company	70	70	17
Percentage of ownership interest in Joint Venture	13.44%
Percentage of operating profits to invest in Joint Venture	20.00%
Percentage of option to purchase interest in Joint Venture	20.00%
Penske Truck Leasing Corporation [Member]
Related Party Transaction [Line Items]
Pro rata cash dividends received from PTL	7,751	8,804	20,012
Penske Corporation And Affiliates [Member]
Related Party Transaction [Line Items]
Receivables from Penske	2	6
Payable to Penske	546	340
New Jersey [Member]
Related Party Transaction [Line Items]
Subleased portion of dealership locations	60
Arizona [Member]
Related Party Transaction [Line Items]
Subleased portion of dealership locations	$ 20